Investment Risks - Verity U.S. Treasury Fund	Jan. 31, 2026
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of the Fund’s assets will fluctuate as the U.S. government securities market fluctuates. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Fund, or less than it was worth at an earlier time.
Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price.
Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. An issuer or guarantor of debt securities may be unable or unwilling to pay principal and interest when due, or otherwise honor its obligations.
U.S. Government And Agency Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government and Agency Securities Risk. The Fund invests primarily in securities issued by the U.S. Treasury and may also invest in U.S. government agency securities (such as securities issued by Ginnie Mae, Fannie Mae or Freddie Mac). U.S. government and agency securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and-credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Notwithstanding that these securities are backed by the full-faith-and-credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. Government Securities (including those held by the Fund), cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt, all of which could adversely affect the Fund. Such non-payment would result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system. Securities issued or guaranteed by U.S. government agencies, such as Fannie Mae and Freddie Mac, are not backed by the full-faith-and-credit of the United States and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government agency securities that are not backed by the full-faith-and-credit of the United States are subject to greater credit risk.

Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund’s income generally declines during periods of falling interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, call or buy-back) at a lower rate of interest or return.

Prepayment And Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Prepayment and Extension Risk. A security held by the Fund may be paid off by the issuer more quickly than originally anticipated, thereby shortening duration, and the Fund may then have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and may increase the magnitude of resulting price declines.

Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk. The value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Security Selection Risk Member
Prospectus [Line Items]
Risk [Text Block]	Security Selection Risk. Securities selected for the Fund may perform differently than expected.
Non-Investment Grade Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Non-Investment Grade Fixed-Income Securities Risk. Non-investment grade fixed-income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Non-investment grade fixed-income securities are inherently speculative because such securities present a greater risk of loss than investments in higher quality securities.

Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreements Risk. The main risk of a repurchase agreement is that the original seller might default on its obligation to repurchase the securities. If the seller defaults, the Fund will seek to recover its investment by selling the collateral and could encounter restrictions, costs or delays. The Fund will suffer a loss if it sells the collateral for less than the repurchase price.

New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Newer Fund Risk. As of the date of this Prospectus, the Fund has a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision.
New Adviser Risk Member
Prospectus [Line Items]
Risk [Text Block]	Newer Adviser Risk. The Adviser has limited experience managing a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.